Inventory	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 7 – Inventory

Inventory consisted of the following:

	December 31, 2017	December 31, 2016

Raw materials	$1,649,403	$822,538
Finished products	321,473	282,783
Work in process	876,003	153,261
Subtotal	2,846,879	1,258,582
Inventory reserve	(84,863)	(59,832)
	2,762,016	1,198,750
Less: inventory from discontinued operations	-	123,177
Inventory from continuing operations	$2,762,016	$1,075,573